As filed with the Securities and Exchange Commission on April 20, 1998
                        Securities Act File No. 33-37458
                    Investment Company Act File No. 811-6199


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 32 X

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 33 X

                       THE NOTTINGHAM INVESTMENT TRUST II
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                            Telephone (919) 972-9922

                               AGENT FOR SERVICE:

                               C. Frank Watson III
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                        Telephone (919) 972-9922 Ext. 212



                                 With copies to:

                            M. Guy Brooks, III, Esq.
                            Poyner & Spruill, L.L.P.
                              3600 Glenwood Avenue
                          Raleigh, North Carolina 27612

It is proposed that this filing will become effective:

   |_|  Immediately upon filing pursuant        |_|  on _________, 1998 pursuant
        to Rule 485(b), or                           to Rule 485(b), or

   |_|  60 days after filing pursuant           |_|  on _________, 1998 pursuant
        to Rule 485(a)(1), or                        to Rule 485(a)(1), or

   |X|  75 days after filing pursuant           |_|  on _________, 1998 pursuant
        to Rule 485(a)(2), or                        to Rule 485(a)(2).

This filing includes the Prospectus and Statement Additional Information of each series of the Registrant other than The CarolinasFund, which are incorporated herein by reference to Post-Effective Amendments to the Registrant's Registration Statement on Form N-1A previously filed with the Commission.

                                     PART A


                                   PROSPECTUS


PROSPECTUS                                                Cusip Number _________







The investment objective of The CAROLINASFUND (the "Fund") is to provide long-term capital growth by investing primarily in common stocks of publicly traded companies headquartered in North and South Carolina. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus. Two classes of shares of the Fund are described in this Prospectus - Investor Shares and Institutional Shares. See "Prospectus Summary - Offering Price."

                               INVESTMENT ADVISOR
                          Morehead Capital Advisors LLC
                               1712 East Boulevard
                         Charlotte, North Carolina 28203

The Fund is a diversified series of The Nottingham Investment Trust II (the "Trust"), a registered open-end management investment company. This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge. You may request the Statement of Additional
Information, which is incorporated in this Prospectus by reference, by writing the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, or by calling 1-800-773-FUND. The SEC also maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.


     Investment in the Fund involves risks, including the possible loss of principal. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus and the Statement of Additional Information is May 1, 1998.

                                TABLE OF CONTENTS

PROSPECTUS SUMMARY............................................................2

FEE TABLE.....................................................................3

FINANCIAL HIGHLIGHTS..........................................................4

INVESTMENT OBJECTIVE AND POLICIES.............................................6

RISK FACTORS..................................................................8

INVESTMENT LIMITATIONS........................................................9

FEDERAL INCOME TAXES.........................................................10

DIVIDENDS AND DISTRIBUTIONS..................................................11

HOW SHARES ARE VALUED........................................................12

HOW SHARES MAY BE PURCHASED..................................................12

HOW SHARES MAY BE REDEEMED...................................................18

MANAGEMENT OF THE FUND.......................................................20

OTHER INFORMATION............................................................22


This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus.

                               PROSPECTUS SUMMARY

The Fund The CAROLINASFUND (the "Fund") is a diversified series of The Nottingham Investment Trust II (the "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. See "Other Information - Description of Shares."

Offering Price      Two classes  of  shares of  the  Fund  are offered  in  this
                    Prospectus  -  Investor  Shares  and  Institutional  Shares.
                    The  Investor  Shares are offered  to the  general public at net asset value plus a 3.5% sales  charge, which  is reduced or eliminated on purchases  involving  larger  amounts.  The
                    Institutional    Shares   are   offered   to   institutional
                    investors  at net asset value  without a sales  charge.  The
                    Investor  Shares  (but  not the  Institutional  Shares)  are
                    subject  to a 12b-1  distribution  fee of up to 0.50% of the average  net assets of the  Investor  Shares  annually.  See
                    "Distributor  and  Distribution   Fee"  below.  The  minimum
                    initial investment is $2,500 ($1,000 for IRA accounts). The minimum subsequent investment is $100. See "How to Purchase
                    Shares."

Investment          The investment   objective    of  the  Fund  is  to  provide
Objective and       long-term  capital growth  by  investing primarily in common
Special Risk        stocks of publicly  traded  companies headquartered in North
Considerations      and  South  Carolina.  Realization of  current income is not
                    a significant investment  consideration,  and  any    income
                    realized  will be incidental  to the Fund's  objective.  See
                    "Investment  Objective  and  Policies."  Some of the  Fund's
                    investments may include  illiquid  securities and securities
                    purchased  subject  to  a  repurchase   agreement  or  on  a
                    "when-issued" basis, which involve certain risks. The Fund may borrow only under certain limited conditions (including to meet redemption requests) and not to purchase securities.
                    It is not the intent of the Fund to borrow except for temporary cash requirements. Borrowing, if done, would tend to exaggerate the effects of market and interest rate fluctuations on the Fund's net asset value until repaid. See
                    "Risk Factors."

Manager Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, Morehead Capital Advisors LLC of Charlotte, North Carolina (the "Advisor"), manages the Fund's investments. The Advisor served as investment advisor to the predecessor fund. For its advisory services, the Advisor receives a monthly fee based on the Fund's daily net assets at the annual rate of 1.00%. See "Management of the Fund - The Advisor."

Dividends           Income  dividends,  if any, are paid  quarterly; net capital gains, if any, are generally paid at least once  each  year.
                    Dividends   and    capital    gains     distributions    are
                    automatically reinvested in additional shares at net asset value unless the shareholder elects to receive cash. See
                    "Dividends and Distributions."

Distributor and Capital Investment Group, Inc. (the "Distributor") serves Distribution Fee as distributor of shares of the Fund. For its services, which include payments to qualified securities dealers for sales of Fund shares, the Distributor receives commissions consisting of the portion of the sales charge remaining after the discounts it allows to securities dealers. Under the Fund's Distribution Plan with respect to the Investor
                    Shares, expenditures by the Fund for distribution activities and service fees may not exceed 0.50%of the Investor Shares' average net assets annually.See "How Shares May Be Purchased
                    - Sales Charges" and "- Distribution Plan."

Redemption of       There is  no  direct  charge for  redemptions. Shares may be
Shares              redeemed at any time at the net asset value  next determined
                    after   receipt   of  a redemption  request  by  the Fund. A
                    shareholder who submits appropriate written authorization may redeem shares by telephone. See "How Shares May Be
                    Redeemed."

History of the      Pursuant to an Agreement  and Plan of  Reorganization  dated
Fund                April 1, 1998, the Fund expects to succeed to the assets and liabilities  of another  mutual  fund of the same name  (the
                    "Predecessor Fund"), which is an investment series of the Maplewood Investment Trust, on or about June 1, 1998. The investment objectives, policies and restrictions of the Fund and the Predecessor Fund are substantially identical, and the financial data and information in this Prospectus relates to the Predecessor Fund.

                                    FEE TABLE

The following table sets forth certain information in connection with the expenses of the Shares of the Fund for the current fiscal year. The information is intended to assist the investor in understanding the various costs and expenses borne by the Shares of the Fund, and therefore indirectly by its investors, the payment of which will reduce an investor's return on an annual basis.

                        Shareholder Transaction Expenses

                                                        Investor   Institutional
                                                         Shares       Shares

     Maximum Sales Load Imposed on Purchases
        (as a percentage of offering price)..............3.50% 1        None
     Maximum Sales Load Imposed on Reinvested Dividends...None          None
     Maximum Deferred Sales Load..........................None          None
     Redemption Fees......................................None          None
     Exchange Fees........................................None          None
     Wire Charges .........................................$10           $10

                        Annual Fund Operating Expenses -
                  After Fee Waivers and Expense Reimbursements2
                     (as a percentage of average net assets)

     Management Fees.....................................0.00% 2        0.00% 2
     12b-1 Fees..........................................0.41% 3         None
     Other Expenses......................................1.81% 2        1.73% 2
                                                         -----          -----
     Total Fund Operating Expenses.......................2.22% 2        1.73% 2
                                                         =====          =====

EXAMPLE: You would pay the following expenses (including the maximum initial sales charge on Investor Shares) on a $1,000 investment in Shares of the Fund, whether or not you redeem at the end of the period, and assuming a 5% annual return:
                               1 year       3 years      5 years      10 Years
                              --------     ---------    ---------    ---------
     Investor Shares             $57         $102         $150          $281
     Institutional Shares        $18          $54          $94          $204

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

1  Reduced or eliminated for larger purchases.  See "How Shares May Be Purchased
   - Sales Charges."

2 The Total Fund Operating Expenses shown above are based upon actual operating expenses incurred by the Predecessor Fund for the fiscal year ended February 28, 1997, which after fee waivers and expense reimbursements, were 2.22% and 1.73% of average daily net assets of the Investor Shares and Institutional Shares, respectively, of the Predecessor Fund. Absent such waivers and reimbursements, the percentages would have been 1.00% for Management Fees and 5.33% and 4.85% for Total Fund Operating Expenses for the Investor Shares and Institutional Shares, respectively, of the Predecessor Fund for the fiscal year ended February 28, 1997. The Advisor has voluntarily agreed to a reduction in the fees payable to it and to reimburse expenses of the Fund, if necessary, in an amount that limits Total Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, sales charges, and extraordinary expenses) to not more than 2.25% of the Investor Shares' average daily net assets and 1.75% of the Institutional Shares' average daily net assets. There can be no assurance that the Advisor's voluntary fee waivers and expense reimbursements will continue in the future.

3 The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the Fund may pay certain distribution expenses and service fees with respect to the Investor Shares up to 0.50% of the Investor Shares' average net assets annually. See "How Shares May Be Purchased - Distribution Plan." Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

See "How Shares May Be Purchased" and "Management of the Fund" below for more information about the fees and costs of operating the Fund. The example assumes a 5% annual return pursuant to the requirements of the Securities and Exchange Commission. The hypothetical rate of return is not intended to be representative of past or future performance of the Fund; the actual rate of return may be greater or lesser than 5%.

                              FINANCIAL HIGHLIGHTS

The Fund has two classes of shares - Investor Shares and Institutional Shares. See "Other Information Description of Shares." The financial data included in the table below has been derived from audited financial statements of the Predecessor Fund. The financial data for the fiscal year ended February 28, 1997 has been derived from financial statements audited by KPMG Peat Marwick LLP, independent accountants, whose report covering such period is included in the Statement of Additional Information. The information in the table below should be read in conjunction with the Predecessor Fund's latest audited financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Predecessor Fund is contained in the Annual Report of the Predecessor Fund, a copy of which may be obtained at no charge by calling the Fund.

                       Fiscal year ended February 28, 1998
              (For a Share Outstanding Throughout the Fiscal year)


******needs revision (to be completed after 2/98 audit)                   Institutional          Investor
                                                                             Shares               Shares

Net asset value, beginning of period

  Income from investment operations
    Net investment income (loss)
    Net realized and unrealized gain on investments
      Total from investment operations

  Distributions to shareholders from
    Net investment income
    Distributions in excess of net investment income
    Net realized gain from investment transactions
      Total distributions

Net asset value, end of period

Total return

Ratios/supplemental data

    Net assets, end of period

    Ratio of expenses to average net assets
       Before expense reimbursements and waived fees
       After expense reimbursements and waived fees

    Ratio of net investment income (loss) to average net assets
       Before expense reimbursements and waived fees
       After expense reimbursements and waived fees

    Portfolio turnover rate

    Average commission rate paid (b)


(a)      Annualized.
(b) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure was not required for the fiscal period of the Fund prior to November 30, 1996.


                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide long-term capital growth by investing primarily in common stocks of publicly traded companies headquartered in North and South Carolina. Realization of current income will not be a significant investment consideration, and any such income realized should be considered incidental to the Fund's objective. The Fund's investment objective and fundamental investment limitations described herein may not be altered without the prior approval of a majority of the Fund's shareholders.

The Advisor believes that the demographic and economic characteristics of North and South Carolina, including population, employment, retail sales, personal income, bank loans, bank deposits and residential construction, are such that many companies headquartered in the two states have a greater than average potential for capital appreciation. The economies of the two states are based historically on agriculture and textiles. Today, they also embrace banking, insurance, mortgage banking, finance, real estate, varied service sectors, technology, and manufacturing.

Investment Selection. Under normal market conditions, not less than 90% of the Fund's total assets will be invested in common stock of those companies headquartered in the states of North and South Carolina. The Advisor intends to limit turnover in the Fund, believing that a long term rather than short term selection of investments is preferable.

Under normal market conditions, the Advisor will generally select common stocks from the top 50 publicly traded companies in North and South Carolina based on market capitalization. Companies will be included in the Fund according to their market capitalization (number of common shares times market price). Using this approach, the number of shares purchased by the Fund in any company, from the largest down, is determined by its market capitalization. This "indexing" approach enables the Fund to limit the percentage of larger companies purchased while "overweighting" the stock of mid- and small-cap companies. Companies may periodically move in and out of the Fund based on changes in market capitalization. The stock allocations in the Fund are adjusted quarterly, which means the amount of securities purchased in each company depends on its performance. Companies may move up, down, or out of the Fund, depending on their performance. Stocks are generally bought for the long term, using the Advisor's buy and hold strategy.

The equity securities in which the Fund may invest include common stock, convertible preferred stock, straight preferred stock and investment grade convertible bonds. The Fund may also invest up to 5% of its net assets in warrants or rights to acquire equity securities (other than those acquired in units or attached to other securities). See "Investment Limitations."

Under normal conditions, at least 90% of the Fund's assets will be invested in equity securities. Warrants and rights will be excluded for purposes of this calculation. As a temporary defensive measure, however, the Fund may invest up to 100% of the Fund's total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When the Fund invests its assets in investment grade bonds, U.S. Government Securities, repurchase agreements or money market instruments as a temporary defensive measure, it is not pursuing its stated investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses.

U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. Government Securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), Resolution Trust Corporation, and The Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurances can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund's shares.

Money Market Instruments. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. Money market instruments mature in thirteen months or less from the date of purchase and may include U.S. Government Securities, corporate debt securities (including those subject to repurchase agreements), bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes) rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. The Advisor may, when it believes that unusually volatile or unstable economic and market conditions exist, depart from the Fund's investment approach and assume temporarily a defensive portfolio posture, increasing the Fund's percentage investment in money market instruments, even to the extent that 100% of the Fund's total assets may be so invested.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when a Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to seven days of the purchase. The Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days or other illiquid securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the 1940 Act.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its net assets in real estate securities.

                                  RISK FACTORS

Investment Policies and Techniques. Reference should be made to "Investment Objective and Policies" above for a description of special risks presented by the investment policies of the Fund and the specific securities and investment techniques that may be employed by the Fund. A more complete discussion of certain of these securities and investment techniques and their associated risks is contained in the Statement of Additional Information.

Concentration. The Fund's concentration in companies headquartered in North and South Carolina generally will tie the performance of the Fund to the economic environment of the two states and the surrounding area. There is no assurance that the demographic and economic characteristics and other factors that the Advisor believes favors companies in North and South Carolina will continue in the future. Moreover, the Fund's portfolio may include some securities of smaller companies and companies that are not nationally recognized. The prices of stocks of such companies generally are more volatile than those of larger or more mature companies, their securities are generally less liquid, and they are more likely to be negatively affected by adverse economic or market conditions. Moreover, because of its concentration, the Fund's portfolio may be invested in a smaller number of companies than a general equity mutual fund. This may result in investments by the Fund in a smaller number of industry sectors. These limitations may also restrict the Advisor from using certain traditional analytical measures employed to select investments and also exclude some strategies that could offer superior performance or reduce fluctuations in the values of such assets.

Fluctuations in Value. To the extent that the major portion of the Fund's portfolio consists of common stocks, it may be expected that its net asset value will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. Although certain of the U.S. Government Securities in which the Fund may invest are guaranteed as to timely payment of principal and interest, the market value of the securities will fluctuate due to interest rate risks. Additionally, not all U.S. Government Securities are backed by the full faith and credit of the U.S. Government. Because there is risk in any investment, there can be no assurance that the Fund will achieve its investment objective.

Portfolio Turnover. The Fund sells portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities. Nevertheless, the Fund's portfolio turnover generally will not exceed 50% in any one year. The degree of portfolio activity affects the brokerage costs of the Fund and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also have capital gain tax consequences. The Predecessor Fund's portfolio turnover rate for its prior fiscal years is set forth under "Financial Highlights" above.

Borrowing. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and 15% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund could be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with borrowing. The Fund will borrow only from a bank. The Fund will not make any investments if the borrowing exceeds 5% of its assets until such time as repayment has been made to bring the total borrowing below 5% of its total assets.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid securities before maturity may be time consuming and expensive, and it may be difficult or impossible for the Fund to sell illiquid investments promptly at an acceptable price. Included within the category of illiquid securities will also be restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. Government Securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

To limit the Fund's exposure to risk, the Fund has adopted certain investment limitations. Some of these restrictions are that the Fund will not: (1) issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets or, (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets; (2) make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days are subject to the limitation on investing in illiquid securities); (3) invest more than 10% of its net assets in illiquid securities; (4) invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; (5) purchase foreign securities; (6) purchase or sell commodities, commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily  marketable  interests  in real  estate  investment  trusts,  or readily marketable securities issued by companies that invest in real estate or interests therein) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases); (7) invest more than 10% of its total assets in the securities of other investment companies; (8) write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, or futures contracts or related options; and (9) invest more that 5% of its net assets in warrants. Investment restrictions (1), (2),
(5), (6), (7), and (9) are deemed fundamental, that is, they may not be changed without shareholder approval. See "Investment Limitations" in the Fund's Statement of Additional Information for a complete list of investment limitations.

If the Board of Trustees of the Trust determines that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment limitation, the Board can make such change without shareholder approval and will disclose any such material changes in the then current Prospectus. Any limitation that is not specified in the Fund's Prospectus, or in the Statement of Additional Information, as being fundamental, is non-fundamental. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation.

                              FEDERAL INCOME TAXES

Taxation  of the Fund.  The  Internal  Revenue  Code of 1986,  as  amended  (the
"Code"), treats each series in the Trust, including the Fund, as a separate regulated investment company. Each series of the Trust, including the Fund, intends to qualify or remain qualified as a regulated investment company under the Code by distributing substantially all of its "net investment income" to shareholders and meeting other requirements of the Code. For the purpose of calculating dividends, net investment income consists of income accrued on portfolio assets, less accrued expenses. Upon qualification, the Fund will not be liable for federal income taxes to the extent earnings are distributed. The Board of Trustees retains the right for any series of the Trust, including the Fund, to determine for any particular year if it is advantageous not to qualify as a regulated investment company. Regulated investment companies, such as each series of the Trust, are subject to a non-deductible 4% excise tax to the extent they do not distribute the statutorily required amount of investment income, determined on a calendar year basis, and capital gain net income, using an October 31 year end measuring period. The Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of the 4% excise tax.

Taxation of Shareholders. For federal income tax purposes, any dividends and distributions from short-term capital gains that a shareholder receives in cash from the Fund or which are re-invested in additional shares will be taxable ordinary income. If a shareholder is not required to pay a tax on income, he will not be required to pay federal income taxes on the amounts distributed to him. A dividend declared in October, November or December of a year and paid in January of the following year will be considered to be paid on December 31 of the year of declaration.

Distributions paid by the Fund from long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. Capital gain distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Dividends and capital gain distributions paid by the Fund shortly after shares have been purchased, although in effect a return of investment, are subject to federal income taxation.

The sale of shares of the Fund is a taxable event and may result in a capital gain or loss. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of a mutual fund).

The Trust will inform shareholders of the Fund of the source of their dividends and capital gains distributions at the time they are paid and, promptly after the close of each calendar year, will issue an information return to advise shareholders of the federal tax status of such distributions and dividends. Dividends and distributions may also be subject to state and local taxes. Shareholders should consult their tax advisors regarding specific questions as to federal, state or local taxes.

Federal income tax law requires investors to certify that the social security number or taxpayer identification number provided to the Fund is correct and that the investor is not subject to 31% withholding for previous under-reporting to the Internal Revenue Service (the "IRS"). Investors will be asked to make the appropriate certification on their application to purchase shares. If a shareholder of the Fund has not complied with the applicable statutory and IRS requirements, the Fund is generally required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends and redemption amounts).

                           DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net investment income, if any, in the form of dividends. The Fund will generally pay income dividends, if any, quarterly, and net realized capital gains, if any, at least annually.

Unless a shareholder elects to receive cash, dividends and capital gains will be automatically reinvested in additional full and fractional shares of the Fund at the net asset value per share next determined. Reinvested dividends and capital gains are exempt from any sales load. Shareholders wishing to receive their dividends or capital gains in cash may make their request in writing to the Fund at 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. That request must be received by the Fund prior to the record date to be effective as to the next dividend. Each shareholder of the Fund will receive a quarterly summary of his or her account, including information as to reinvested dividends from the Fund. Tax consequences to shareholders of dividends and distributions are the same if received in cash or in additional shares of the Fund.

In order to satisfy certain requirements of the Code, the Fund may declare special year-end dividend and capital gains distribution during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

There is no fixed dividend rate, and there can be no assurance of the payment of any dividends or the realization of any gains. The Fund's net investment income available for distribution to holders of Investor Shares will be reduced by the amount of any expenses allocated to the Investor Shares, including the distribution and service fees under the Fund's Distribution Plan.



                              HOW SHARES ARE VALUED

Net asset value for each Class of Shares of the Fund is determined at the time trading closes on the New York Stock Exchange, (currently 4:00 p.m. on a typical business day, New York time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. The net asset value of the shares of the Fund for purposes of pricing sales and redemptions is equal to the total market value of its investments and other assets, less all of its liabilities, divided by the number of its outstanding shares. Net asset value is determined separately for each Class of Shares of the Fund and reflects any liabilities allocated to a particular Class as well as the general liabilities of the Fund.

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

                           HOW SHARES MAY BE PURCHASED

Assistance in opening accounts and a purchase application may be obtained from the Fund by calling 1-800-773-3863, or by writing to the Fund at the address shown below for purchases by mail. Assistance is also available through any broker-dealer authorized to sell shares in the Fund. Payment for shares purchased may also be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at the Fund's public offering price (net asset value plus any applicable sales charges) next determined after your order is received by the Fund in proper form as indicated herein.

The minimum initial investment is $2,500 ($1,000 for IRAs). The minimum subsequent investment is $100. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may invest in the following ways:

Purchases by Mail. Shares may be purchased initially by completing the application accompanying this Prospectus and mailing it, together with a check payable to the Fund, to The CAROLINASFUND, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

Subsequent investments in an existing account in the Fund may be made at any time in minimum amounts of $100 by sending a check payable to the Fund, to The CAROLINASFUND, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Please enclose the stub of your account statement and include the amount of the investment, the name of the account for which the investment is to be made and the account number.

Please remember to add a reference to the appropriate Class (either "Investor" or "Institutional") to your check to ensure proper credit to your account.

Regular Mail Orders. Please complete and sign the Fund Shares Application accompanying this Prospectus and mail it, with your check made payable to the Fund, to:

         CAROLINASFUND
         c/o NC Shareholder Services
         107 North Washington Street
         Post Office Box 4365
         Rocky Mount, North Carolina 27803-0365

Applications must contain social security and Taxpayer Identification Numbers ("TINs"). If you have applied for a social security or TIN at the time of completing your account application, the application should so indicate. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding TINs are met.

Bank Wire Orders. Investments can be made directly by bank wire. To establish a new account or to add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise it of the investment, the dollar amount of the investment, and the account identification number. This notification will ensure prompt and accurate handling of your investment. Please have your bank use the following wire instructions to purchase by wire:

         First Union National Bank of North Carolina
         Charlotte, North Carolina
         ABA # 053000219
         For the CAROLINASFUND
         Acct. # 2000001068078
         For further credit to (shareholder's name and SS# or EIN#)

It is important that the wire message contain all the relevant information and that the Fund receive prior telephone notification to ensure proper credit. Upon opening an account by wire order, you must, as soon as possible, complete and mail your Fund Shares Application to the Fund as described under "Regular Mail Orders" above. Investors should be aware that some banks might impose a wire service fee.

General. All purchases of shares are subject to acceptance and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders received by the Fund and effective prior to the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday, exclusive of business holidays) will purchase shares at the net asset value determined at that time. Orders received by the Fund and effective after the close of trading, or on a day when the New York Stock Exchange is not open for business will purchase shares at the public offering price next determined. For orders placed through a qualified broker-dealer, such firm is responsible for promptly transmitting purchase orders to the Fund. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20.00. To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any Fund of the Trust already owned by any purchaser whose order is cancelled, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. Under certain circumstances, the Fund, at its sole discretion, may allow payment in kind for Fund shares purchased by accepting securities in lieu of cash. Any securities so accepted would be valued on the date received and included in the calculation of the net asset value of the Fund. See the Statement of Additional Information for additional information on purchases in kind.

The Fund is required by federal law to withhold and remit to the IRS 31% of the dividends, capital gains distributions and, in certain cases, proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to provide certification of tax identification number. Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Fund, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Sales Charges. The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as follows:

                                     Sales       Sales
                                   Charge As   Charge As     Dealers Discounts
                                   % of Net   % of Public      and Brokerage
  Amount of Transaction             Amount     Offering     Commissions as % of
At Public Offering Price           Invested      Price     Public Offering Price
------------------------           --------    ---------   ---------------------
Less than $100,000................    3.63%       3.50%            3.00%
$100,000 but less than $250,000...    3.09%       3.00%            2.50%
$250,000 but less than $500,000...    2.56%       2.50%            2.00%
$500,000 or more..................    0.00%       0.00%            0.00%

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Reduced Sales Charges

      Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and one or more future series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in one of the future series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $50,000, and Investor Shares in the Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

      Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Investor Shares at the public offering price applicable to the total of (a) the total public offering price of the Investor Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

      Letters of Intent. Investors may qualify for a lower sales charge for Investor Shares by executing a letter of intent. A letter of intent allows an investor to purchase Investor Shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day back-dating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying this Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

      Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of Investor Shares in Investor Shares or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption. If the other Class charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the Class to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

      Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

      Sales at Net Asset Value. The Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund and the Advisor, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor, clients of investment advisors and financial planners may also purchase Investor Shares at net asset value if the investment advisor or financial planner has made arrangements to permit them to do so with the Distributor. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Distribution Plan. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622 (the "Distributor"), is the national distributor for the Fund under a Distribution Agreement with the Trust. The Distributor may sell Fund shares to or through qualified securities dealers or others. Richard
K. Bryant, an affiliate of the Advisor, controls the Distributor, along with Elmer O. Edgerton, Jr., an officer of another series of the Trust.

The Trust has adopted a Distribution Plan (the "Plan") for the Investor Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may reimburse any expenditures to finance any activity primarily intended to result in sale of the Investor Shares of the Fund or the servicing of shareholder accounts, including, but not limited to, the following: (i) payments to the Distributor, securities dealers, and others for the sale of Investor Shares of the Fund; (ii) payment of compensation to and expenses of personnel who engage in or support distribution of Investor Shares of the Fund or who render shareholder support services not otherwise provided by the Administrator or Custodian; and (iii) formulation and implementation of marketing and promotional activities. The categories of expenses for which reimbursement is made are approved by the Board of Trustees of the Trust. Expenditures by the Fund pursuant to the Plan are accrued based on the Investor Shares' average daily net assets and may not exceed 0.50% of the Investor Shares' average net assets for each year elapsed subsequent to adoption of the Plan. Such expenditures paid as service fees to any person who sells Fund shares may not exceed 0.25% of the Investor Shares' average annual net asset value. During the fiscal year ended February 28, 1997, the Predecessor Fund incurred $10,373 in expenditures under the Plan. Amounts accrued under the Plan in one year but which are not actually paid in that year may be paid in subsequent years. Amounts not accrued under the Plan during a year may not be carried forward to subsequent years.

The Plan may not be amended to increase materially the amount to be spent under the Plan without shareholder approval. The continuation of the Plan must be approved by the Board of Trustees annually. At least quarterly the Board of Trustees must review a written report of amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

Exchange Feature. Investors will have the privilege of exchanging shares of the Fund for shares of any other series of the Trust to be established by Advisor. An exchange involves the simultaneous redemption of shares of one series and purchase of shares of another series at the respective closing net asset value next determined after a request for redemption has been received plus applicable sales charge, and is a taxable transaction. Each series of the Trust will have a different investment objective, which may be of interest to investors in each series. Shares of the Fund may be exchanged for shares of any other series of the Trust affiliated with the Advisor at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid in connection with the shares being exchanged. For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional Shares.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days prior notice. The Advisor will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Fund or its other shareholders.

A shareholder should consider the investment objectives and policies of any series into which the shareholder will be making an exchange, as described in the prospectus for that other series. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days written notice to the shareholders.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

                           HOW SHARES MAY BE REDEEMED

Shares of the Fund may be redeemed (the Fund will repurchase them from shareholders). Any redemption may be more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. All redemption orders received in proper form, as indicated herein, by the Fund, whether by mail or telephone, prior to the time trading closes on the New York Stock Exchange (4:00 p.m. New York time on normal business days), will redeem shares at the net asset value determined at that time. Redemption orders received by the Fund in proper form after the close of trading, or on a day when the New York Stock Exchange is not open for business, will redeem shares at the net asset value next determined. There is no charge for redemptions from the Fund. You may also redeem your shares through a broker-dealer or other institution, which may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having a net asset value of less than $2,500 (due to redemptions, exchanges or transfers, and not due to market action) upon 30 days written notice. If the shareholder brings his account's net asset value up to $2,500 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Fund, at 1-800-773-3863, or write to the address shown below.

Regular Mail Redemptions. Your request should be addressed to the CAROLINASFUND, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request for redemption must include

1) Your letter of instruction specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
2)    Any required signature guarantees (see "Signature Guarantees" below); and
3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases the net asset value next determined after the receipt of the request for redemption will be used in processing the redemption. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

Telephone and Bank Wire Redemptions. The Fund offers shareholders the option of redeeming shares by telephone under certain limited conditions. The Fund will redeem shares when requested by the shareholder if, and only if, the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-972-1908). The confirmation instructions must include:

1) Designation of Class (Investor or Institutional);
2) Shareholder name and account number;
3) Number of shares or dollar amount to be redeemed;
4) Instructions for transmittal of redemption  funds to the shareholder;  and
5) Shareholder signature as it appears on the application then on file with the Fund.

The net asset value used in processing the redemption will be the net asset value next determined after the telephone request is received. Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares may not be redeemed by wire on days on which your bank, and or the Fund's Custodian, is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund (see "Signature Guarantees" below). The Fund reserves the right to restrict or cancel telephone and bank wire redemption privileges for shareholders, without notice, if the Fund believes it to be in the best interest of the shareholders to do so. During drastic economic and market conditions, telephone redemption privileges may be difficult to implement.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration, or standing instructions, for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or change exchange privileges or telephone redemption service other than through your initial account application, and (3) requests for redemptions in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange or association clearing agency, and must appear on the written request for redemption, establishment or change in exchange privileges, or change of registration.

                             MANAGEMENT OF THE FUND

Trustees and Officers. The Fund is a series of The Nottingham Investment Trust II (the "Trust"), an investment company organized as a Massachusetts business trust in 1990. The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth in the Statement of Additional Information under "Management of the Fund - Trustees and Officers." The Board of Trustees of the Trust is primarily responsible for overseeing the conduct of the Trust's business. The Board of Trustees elects the officers of the Trust who are responsible for its and the Fund's day-to-day operations.

The Advisor. Subject to the authority of the Board of Trustees, Morehead Capital Advisors LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust.

The Advisor is registered under the Investment Advisors Act of 1940, as amended. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. The Advisor was established as a North Carolina limited liability company in 1994 for the purpose of managing the Predecessor Fund. The Advisor has been managing the Predecessor Fund since 1995. The Advisor's address is 1712 East Boulevard, Charlotte, North Carolina 28203.

Under the Advisory Agreement with the Fund, the Advisor receives a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. The Advisor may periodically voluntarily waive or reduce its advisory fee to increase the net income of the Fund. The Advisor has voluntarily waived its fee and reimbursed a portion of the Predecessor Fund's operating expenses for the fiscal year ended February 28, 1997. The total fees waived amounted to $27,685 and expenses reimbursed amounted to $58,459.

The Advisor supervises and implements the investment activities of the Fund, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. For further information, see "Investment Objective and Policies - Investment Transactions" in the Statement of Additional Information.

A management group consisting of Robert B. Thompson, J.C. Blucher Ehringhaus III, Managing Director, Richard K. Bryant (who also controls the Distributor and is a Trustee of the Trust) controls the Advisor.

Administrator. The Nottingham Company (the "Administrator") serves as the Fund's administrator. The Administrator, subject to the authority of the Board of Trustees, provides administrative services to and is generally responsible for the overall management and day-to-day administrative operations of the Fund, pursuant to an administration agreement with the Trust.

The Administrator, which was established as a North Carolina corporation in 1988, has been operating (with affiliates) as a financial services firm since 1985. Frank P. Meadows III is the firm's Managing Director and controlling shareholder.

The Administrator, whose address is 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, provides the Fund with office space and facilities; provides certain executive personnel to the Fund; maintains the Fund's accounting records; computes daily the Fund's net asset value; supervises the preparation of tax returns, financial reports, prospectuses, and proxy statements; and monitors compliance with certain recordkeeping and regulatory requirements.

Compensation of the Administrator, based upon the average daily net assets of the Fund, is at the following annual rates: On the first $50 million of the Fund's net assets, 0.175%; on the next $50 million, 0.15%; on all assets over $100 million, 0.125%. In addition, the Administrator currently receives a monthly fee of $2,000 for the first class of the Fund and $750 for each additional class of the Fund for accounting and recordkeeping services for the Fund. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. The Administrator charges a minimum fee of $3,000 per month for all of its fees taken in the aggregate, analyzed monthly.

Transfer Agent. NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund. The Fund pays a monthly fee for these services based on the number of shareholders in the Fund, subject to a monthly minimum fee of $500.

The Transfer Agent, whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, was established as a North Carolina limited liability company in 1997. John D. Marriott, Jr., is the firm's controlling member.

The Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as Custodian of the Fund's assets. The Custodian acts as the depository for the Fund, provides safekeeping for their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses moneys at the Fund's request and maintains records in connection with its duties.

Other Expenses. The Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Fund's assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. The Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust, including the Fund, will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable. Any expenses relating only to a particular Class of Shares of the Fund will be borne solely by such Class.

                                OTHER INFORMATION

Description of Shares. The Trust was organized as a Massachusetts business trust on October 25, 1990 under a Declaration of Trust. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to create an unlimited number of series of shares. The Board of Trustees may also classify and reclassify any unissued shares into one or more classes of shares. The Trust currently has the number of authorized series of shares, including the Fund, and classes of shares, described in the Statement of Additional Information under "Description of the Trust." Pursuant to its authority under the Declaration of Trust, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of two Classes ("Investor Shares" and "Institutional Shares") representing equal pro rata interests in the Fund, except that the Classes bear different expenses that reflect the differences in services provided to them. Investor Shares are sold with a sales charge and bear potential distribution and service fees. Institutional Shares are sold without a sales charge and bear no shareholder servicing or distribution fees. As a result of different charges, fees, and expenses between the Classes, the total return on the Fund's Investor Shares will generally be lower than the total return on the Institutional Shares. Standardized total return quotations will be computed separately for each Class of Shares of the Fund.

When issued, the shares of each series of the Trust, including the Fund, will be fully paid, nonassessable and redeemable. The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series, such as the Fund, include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

As of the date of this Prospectus, an affiliate of the Advisor beneficially owned all the outstanding shares of the Institutional Shares and Investor Shares of the Fund and therefore may be considered to be a controlling person of each Class of the Fund for purposes of the 1940 Act.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability. See "Description of the Trust" in the Statement of Additional Information for further information about the Trust and its shares.

Reporting to Shareholders. The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Fund will be audited by independent accountants. In addition, the Fund will send to each shareholder having an account directly with the Fund a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding the Fund may be directed in writing to 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 or by calling 1-800-773-FUND.

Calculation of Performance Data. From time to time the Fund may advertise its average annual total return for each Class of Fund shares. The "average annual total return" refers to the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. The calculation further assumes the maximum sales load is deducted from the initial payment. If the Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, the Fund may advertise total return performance data other than average annual total return for each Class of Fund shares. Such data would show a percentage rate of return encompassing all elements of return (i.e. income and capital appreciation or depreciation), and would assume reinvestment of all dividends and capital gain distributions. Such other total return data may be shown for the same or different periods as those used for average annual total return. These data may consist of a cumulative percentage rate of return, actual year-by-year rates of return, or any combination thereof. A cumulative percentage rate of return would show the cumulative change in value of an investment in the Fund for various periods.

The total return of the Fund could be increased to the extent the Advisor may waive all or a portion of its fees or may reimburse all or a portion of the Fund's expenses. Total return figures are based on the historical performance of the Fund, show the performance of a hypothetical investment, and are not intended to indicate future performance. The Fund's quotations may from time to time be used in advertisements, sales literature, shareholder reports, or other communications. For further information, see "Additional Information on Performance" in the Statement of Additional Information.

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Advisor. This Prospectus does not constitute an offering in any state in which an offering may not lawfully be made.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders. All orders to purchase shares are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing.



                                The CAROLINASFUND
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-FUND

                               Investment Advisor
                          Morehead Capital Advisors LLC
                               1712 East Boulevard
                         Charlotte, North Carolina 28203
                                 1-800-934-1012

                                    Custodian
                     First Union Bank of North Carolina, NA
                             Two First Union Center
                      Charlotte, North Carolina 28288-1151

                              Independent Auditors
                              Deloitte & Touche LLP
                            Pittsburgh, Pennsylvania

























                                   PROSPECTUS






                                   May 1, 1998

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                                THE CAROLINASFUND

                                   May 1, 1998

                                   A Series of
                       THE NOTTINGHAM INVESTMENT TRUST II
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-773-3863



                                Table of Contents

INVESTMENT OBJECTIVE AND POLICIES...........................................  2
INVESTMENT LIMITATIONS......................................................  4
NET ASSET VALUE.............................................................  5
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................  6
DESCRIPTION OF THE TRUST....................................................  7
ADDITIONAL INFORMATION CONCERNING TAXES.....................................  8
MANAGEMENT OF THE FUND......................................................  9
SPECIAL SHAREHOLDER SERVICES................................................ 13
ADDITIONAL INFORMATION ON PERFORMANCE....................................... 14
APPENDIX A - DESCRIPTION OF RATINGS......................................... 16
ANNUAL REPORT OF THE PREDECESSOR FUND FOR FYE FEBRUARY 28, 1997....... attached


This Statement of Additional Information (the "Additional Statement") is meant to be read in conjunction with the Prospectus, dated the same date as this Additional Statement, for THE CAROLINASFUND (the "Fund"), as the Prospectus may be amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. Because this Additional Statement is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. This Additional Statement is not a prospectus but is incorporated by reference in the Prospectus in its entirety. Capitalized terms used but not defined herein have the same meanings as in the Prospectus. All references herein to the Predecessor Fund refer to another mutual fund of the same name, which is an investment series of the Maplewood Investment Trusts pursuant to an Agreement and Plan of Reorganization dated April 1, 1998, the Fund expects to succeed to the assets and liabilities of the Predecessor Fund on or about June 1, 1998. The investment objective, policies and restrictions of the Fund and the Predecessor Fund are substantially identical.

                        INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus for each Class of Shares of the Fund. The Predecessor Fund commenced operations in 1995.

Additional Information on Fund Instruments. Attached to this Additional Statement is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Fund may invest. Investment Transactions. Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the spread or commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher spread or commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such spread or commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any spread or commissions paid by the Fund to consider whether the spread or commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Advisor exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor), if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended February 28, 1997, 1996, and 1995, the total amount of brokerage commissions paid by the Predecessor Fund were $3,449, $9,704 and $306, respectively.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Description of Money Market Instruments. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests, in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;
2. Invest 25% or more of the value of its total assets in any one industry (except that securities of the U.S. Government, its agencies, and instrumentalities are not subject to this limitation);
3. Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);
4. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;
5. Invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets. Included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange; warrants acquired by the Fund in units or attached to securities may be deemed to be without value;
6. Participate on a joint or joint and several basis in any trading account in securities;
7.   Purchase  foreign  securities;
8. Invest more than 10% of its assets in the securities of one or more investment companies; or
9. Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures, or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;
2. Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;
3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;
4. Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options;
5. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year; or
6. Purchase any securities on margin except in connection with such short term credits as may be necessary for the clearance of transactions.

                                 NET ASSET VALUE

The net asset value per share of each Class of Shares of the Fund is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday, except on business holidays when the New York Stock Exchange is closed). The New York Stock Exchange recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the New York Stock Exchange will be considered a business holiday on which the net asset value of each Class of Shares of the Fund will not be calculated.

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than other Classes, and the Board of Trustees approves such allocation. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value, plus a sales charge for Investor Shares of the Fund. Capital Investment Group, Inc. (the "Distributor") receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions. The current schedule of sales charges and related dealer discounts and brokerage commissions for the Investor Shares is set forth in the Prospectus for the Investor Shares, along with the information on rights of accumulation and letters of intent. See "How Shares May Be Purchased" in the Prospectus.

Plan Under Rule 12b-1. The Trust has adopted a Plan of Distribution (the "Plan") for the Investor Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (see "How Shares May Be Purchased - Distribution Plan" in the Prospectus). Under the Plan the Fund may expend up to 0.50% of the Investor Shares' average net assets annually to finance any activity which is primarily intended to result in the sale of Investor Shares of the Fund and the servicing of shareholder accounts, provided the Trust's Board of Trustees has approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells Investor Shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms, which receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan and the Distribution Agreement with the Distributor have been approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Board of Trustees has made such a determination for the current year of operations under the Plan. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the Fund's outstanding Investor Shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the Investor Shares' outstanding voting stock, as well as by a majority vote of those trustees who are not "interested persons." In addition, any other material amendment to the Plan must be approved by a majority vote of the trustees including a majority of the independent Trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

For the fiscal year ended February 28, 1997, the Investor Shares of the Predecessor Fund incurred $10,373 in expenditures under the Plan for payments to broker-dealers and others for the sale or retention of assets.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "How Shares May Be Redeemed," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts's law on October 25, 1990. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of eight series, as follows: the Fund managed by the Advisor; WST Growth & Income Fund managed by Wilbanks, Smith & Thomas Asset Management, Inc. of Norfolk, Virginia; Capital Value Fund managed by Capital Investment Counsel, Inc. of Raleigh, North Carolina; ZSA Asset Allocation Fund managed by Zaske, Sarafa & Associates, Inc. of Birmingham, Michigan; Investek Fixed Income Trust managed by Investek Capital Management of Jackson, Mississippi; and The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund and The Brown Capital Management Small Company Fund managed by Brown Capital Management of Baltimore, Maryland. The Board of Trustees has authorized the classification of shares of all such series except the ZSA Funds. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A matter affects a series or class unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this Additional Statement, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of the Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including the Fund, will designate any distribution of long term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including the Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

                             MANAGEMENT OF THE FUND

Trustees and Officers. The Trustees and executive officers of the Trust, their ages, and their principal occupations for the last five years are as follows:

 Name, Age, Position(s)                Principal Occupation(s)
       and Address                     During Past 5 Years

Jack E. Brinson, 64                    President, Brinson Investment Co.
Trustee and Chairman                   President, Brinson Chevrolet, Inc.
1105 Panola Street                     Tarboro, North Carolina
Tarboro, North Carolina  27886

Eddie C. Brown, 55                     President
Trustee*                               Brown Capital Management, Inc.
President                              Baltimore, Maryland
The Brown Capital Management Funds
809 Cathedral Street
Baltimore, Maryland 21201

Richard K. Bryant, 38                  President
Trustee*                               Capital Investment Group
President                              Raleigh, North Carolina
Capital Value Fund                     Vice President
Post Office Box 32249                  Capital Investment Counsel
Raleigh, North Carolina  27622         Raleigh, North Carolina

Elmer O. Edgerton, Jr., 55             President
Vice President                         Capital Investment Counsel
Capital Value Fund                     Raleigh, North Carolina
Post Office Box 32249                  Vice President
Raleigh, North Carolina  27622         Capital Investment Group
                                       Raleigh, North Carolina

Timothy L. Ellis, 41                   Vice President
Trustee*                               Investek Capital Management
Vice President                         Jackson, Mississippi
Investek Fixed Income Trust
317 East Capitol
Jackson, Mississippi  39201

R. Mark Fields, 44                     Vice President
Vice President                         Investek Capital Management
Investek Fixed Income Trust            Jackson, Mississippi
317 East Capitol
Jackson, Mississippi  39201

John M. Friedman, 53                   Vice President
Vice President                         Investek Capital Management
Investek Fixed Income Trust            Jackson, Mississippi
317 East Capitol
Jackson, Mississippi  39201

Keith A. Lee, 37                       Vice President
Vice President                         Brown Capital Management, Inc.
The Brown Capital Management Funds     Baltimore, Maryland
309 Cathedral Street
Baltimore, Maryland  21201

Michael T. McRee, 53                   President
President                              Investek Capital Management, Inc.
Investek Fixed Income Trust            Jackson, Mississippi
317 East Capitol
Jackson, Mississippi  39201

Anmar K. Sarafa, 36                    President
Vice President                         Zaske, Sarafa & Associates, Inc.
The ZSA Funds                          Birmingham, Michigan
Suite 200
355 South Woodward Avenue
Birmingham, Michigan  48009

Thomas W. Steed, 39                    Senior Corporate Attorney
Trustee                                Hardee's Food Systems
101 Bristol Court                      Rocky Mount, North Carolina
Rocky Mount, North Carolina  27803

J. Buckley Strandberg, 40              Vice President
Trustee                                Standard Insurance and Realty
Post Office Box 1375                   Rocky Mount, North Carolina
Rocky Mount, North Carolina 27803

Norwood A. Thomas, Jr. 64              Executive Vice President
Executive Vice President               Wilbanks, Smith & Thomas Asset Management
WST Growth & Income Fund               Norfolk, Virginia
One Commercial Place, Suite 1450
Norfolk, Virginia 23510

C. Frank Watson III, 26                Vice President
Secretary                              The Nottingham Company
105 North Washington Street            Rocky Mount, North Carolina
Rocky Mount, North Carolina 27803

Wayne F. Wilbanks, 37                  President
President                              Wilbanks, Smith & Thomas Asset Management
WST Growth & Income Fund               Norfolk, Virginia
One Commercial Place, Suite 1450
Norfolk, Virginia 23510

Julian G. Winters, 29                  Legal and Compliance Director
Treasurer                              The Nottingham Company
105 North Washington Street            (Administrator to the Fund)
Rocky Mount, North Carolina 27803      Rocky Mount, North Carolina
                                          since 1996; previously
                                       Operations Manager, Tar Heel
                                       Medical, Nashville, North Carolina

Arthur E. Zaske, 49                    Chairman and Chief Investment Officer
Trustee*                               Zaske, Sarafa, & Associates, Inc.
President                              Birmingham, Michigan
The ZSA Funds
Suite 200
355 South Woodward Avenue
Birmingham, Michigan  48009
-------------------------------

* Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act because of his position with one of the investment advisors to the Trust.

The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

                               Compensation Table*



                                      Pension
                                     Retirement                       Total
                        Aggregate     Benefits      Estimated     Compensation
                      Compensation   Accrued As       Annual     from the Trust
     Name of Person,    from the    Part of Fund  Benefits Upon      Paid to
        Position          Trust       Expenses      Retirement      Trustees

Jack E. Brinson          $8,500         None           None          $8,500
Trustee

Eddie C. Brown            None          None           None           None
Trustee

Richard K. Bryant         None          None           None           None
Trustee


Thomas W. Steed          $8,500         None           None          $8,500
Trustee

J. Buckley Strandberg    $7,600         None           None          $7,600
Trustee



*Figures are for the fiscal year ended March 31, 1998.

Investment Advisor. Information about Morehead Capital Advisors, LLC (the "Advisor") and its duties and compensation as Advisor are contained in the Prospectus.

The Advisor will receive a monthly management fee equal to an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal years ended February 28, 1997, 1996, and 1995, the Advisor waived all of the management fee from the Predecessor Fund in the amount of $27,685, $11,386 and $410, respectively, and voluntarily reimbursed a portion of the Predecessor Fund's operating expenses in the amount of $58,459, $69,248, and $10,548 respectively.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Administrator and Transfer Agent. The Trust has entered into a Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, pursuant to which the Administrator receives a fee at the annual rate of 0.175% of the average daily net assets of the Fund on the first $50 million; 0.15% of the next $50 million; 0.125% on the next $50 million; and 0.10% of its average daily net assets in excess of $150 million. In addition, the Administrator currently receives a base monthly fee of $2,000 for accounting and recordkeeping services for the Fund and $750 for each Class of Shares beyond the initial Class. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. The Administrator charges a minimum fee of $3,000 per month for all of its fees taken in the aggregate, analyzed monthly.

The Administrator will perform the following services for the Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

With the approval of the Trust, the Administrator has contracted with NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

For the fiscal years ended February 1997, the administrator to the Predecessor Fund (Countrywide Services, Inc., Cincinnati, Ohio) received from the Predecessor Fund transfer agent fees of $15,000, accounting and pricing fees of $15,00, and administrative fees of $7,500. Prior to June 1, 1996, The Nottingham Company served as administrator of the Predecessor Fund. For the fiscal years ended February 28, 1997 and 1996, The Nottingham Company received from the Predecessor Fund aggregate fees of $10,552 and $36,000 respectively.

Distributor. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

Either party upon 60 days prior written notice to the other party may terminate the Distribution Agreement.

For the fiscal year ended February 28, 1997, the distributor to the Predecessor Fund (Alpha and Omega, Inc.) earned $5,923 in underwriting and broker commissions. Prior to June 1, 1996, Capital Investment Group, Inc. Served as distrbituor to the Predecessor Fund. For the fiscal year ended February 29, 1996, Capital Investment Group, Inc. earned $5,198 in underwriting commissions.

Custodian. First Union National Bank of North Carolina (the "Custodian") serves as custodian for the Fund's assets. The Custodian's mailing address is Two First Union Center, Charlotte, North Carolina 28288. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Auditors. The firm of Deloitte & Touche, LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, serves as independent auditors for the Fund, and will audit the annual financial statements of the Fund and prepare the Fund's federal and state tax returns. KMPG Peat Marwick served as auditor to the Predecessor Fund.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $5,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-773-3863, or by writing to:

                                THE CAROLINASFUND
                   [Investor Shares] or [Institutional Shares]
                           105 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Shares are Valued" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Class of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of each Class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)n = ERV

       Where:    T =   average annual total return.
                 ERV = ending redeemable  value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
                 P =   hypothetical initial  payment  of $1,000  from  which the
                       maximum sales load is deducted.
                 n =   period  covered by the computation, expressed in terms of
                       years.

The Fund may also compute the aggregate total return of each Class of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The average annual total returns of Investor Shares of the Predecessor Fund for the one year period ended February 28, 1997 and the period since inception (January 3, 1995) to February 28, 1997 were 3.65% and 12.77% respectively. Without reflecting the sales load for the Investor Shares of the Predecessor Fund for such period, the average annual total returns of Investor Shares of the Predecessor Fund for such periods were 7.41% and 14.65%, respectively. The cumulative total return for the Investor Shares of the Predecessor Fund, computed without reflecting the applicable sales load, for the period since inception (January 3, 1995) through February 28, 1997 was 34.29%.

The average annual total returns of Institutional Shares of the Predecessor Fund for the one year period ended February 28, 1997 and the period since inception (May 22, 1995) to February 28, 1997 were 7.81% and 14.29% respectively. The cumulative total return for the Institutional Shares of the Predecessor Fund for the period since inception (May 22, 1995) through February 28, 1997 was 26.99%.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, the Lehman Aggregate Bond Index, or a combination of such indices. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above. As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the reflects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

Under normal market conditions, at least 90% of the Fund's net assets will be invested in equities. As a temporary defensive position, however, the Fund may invest up to 100% of its assets in fixed income securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") or if not rated, of equivalent quality as determined by the Advisor.

When the Fund invests in Investment Grade Debt Securities as a temporary defensive position, it is not pursuing it investment objective. Under normal circumstances, however, the Fund may invest in money market or repurchase agreement instruments as described in the Prospectus. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Group. The following summarizes the highest four ratings used by Standard & Poor's Ratings Group ("S&P") for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for debt in higher rated categories.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt, which is rated Baa, is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Bonds, which are rated Ba, B, Caa, Ca or C by Moody's, are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds, which are rated B generally, lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds, which are rated Caa, are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds, which are rated Ca, represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest rating used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

Bonds rated BB, B and CCC by Fitch are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

       F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                     PART C

                       THE NOTTINGHAM INVESTMENT TRUST II

                                    FORM N1-A

                                OTHER INFORMATION

ITEM 24.     Financial Statements and Exhibits

       a)    Financial Statements:

             Financial  Highlights  are   incorporated  by  reference  to  Post-
             Effective Amendment 31.

             Annual  Reports  for the fiscal  year ended March 31, 1997 for each
             series  of  the  Registrant  are   incorporated   by  reference  to
             Post-Effective Amendment 31 under Part B.

             The Financial Statements for the WST Growth & Income Fund and The CarolinasFund will be filed by amendment.

       b)    Exhibits

(1) Declaration of Trust - Amended and Restated Declaration of Trust; Incorporated by reference; filed 6/2/95
(2) By-Laws - Amended and Restated By-Laws; Incorporated by reference; filed 6/2/95
(3)  Not Applicable
(4)  Not Applicable  - the series of the  Registrant  do not issue  certificates
(5) (a) Investment Advisory Agreement for the Capital Value Fund - Incorporated by reference; filed on 10/29/90; Amendment to the Investment Advisory Agreement - Incorporated by reference; filed on 8/1/95
    (b) Investment Advisory Agreement for Investek Fixed Income Trust - Incorporated by reference; filed on 9/20/91
    (c) Investment Advisory Agreement for ZSA Social Conscience Fund - Incorporated by reference; filed on 4/26/94
    (d) Investment Advisory Agreement for ZSA Asset Allocation Fund - Incorporated by reference; filed on 5/22/92; Amendment to the Advisory Agreement - Incorporated by reference; filed 6/2/95
    (e) Investment Advisory Agreement for The Brown Capital Management Equity Fund - Incorporated by reference; filed on 5/27/92
    (f) Investment Advisory Agreement for The Brown Capital Management Balanced Fund - Incorporated by reference; filed on 5/27/92
    (g) Investment Advisory Agreement for The Brown Capital Management Small Company Fund - Incorporated by reference; filed on 5/27/92
    (h) Investment Advisory Agreement for WST Growth & Income Fund - Incorporated by reference; filed on 7/24/97
    (i) Investment Advisory Agreement for The CarolinasFund - Enclosed Exhibit 5
(6) (a) Distribution Agreement for Capital Value Fund - Incorporated by reference; filed on 8/1/95
    (b) Distribution Agreement for Investek Fixed Income Trust - Incorporated by reference; filed 7/12/96
    (c) Distribution Agreement for ZSA Social Conscience Fund - Incorporated by reference; filed on 4/26/94
    (d) Distribution Agreement for ZSA Asset Allocation Fund - Incorporated by reference; filed on 7/29/94
    (e) Distribution Agreement for The Brown Capital Management Equity Fund - Incorporated by reference; filed 6/2/95
    (f) Distribution Agreement for The Brown Capital Management Balanced Fund - Incorporated by reference; filed 6/2/95
    (g) Distribution Agreement for The Brown Capital Management Small Company Fund - Incorporated by reference; filed 6/2/95
    (h) Distribution Agreement for The WST Growth & Income Fund - Incorporated by reference; filed 7/12/96
    (i) Distribution  Agreement for The CarolinasFund - Enclosed Exhibit 6
(7) Not Applicable
(8) Custodian Agreement - Incorporated by reference; filed 7/24/97
(9) (a) Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement - Incorporated by reference; filed on 7/30/93
    (b) Amendment to Fund Accounting, Dividend Disbursing & Transfer Agent Administration Agreement Incorporated by reference; filed on 4/26/94
    (c) Amendment to Fund Accounting, Dividend Disbursing & Transfer Agent Administration Agreement Incorporated by reference - Incorporated by reference; filed on 10/7/94
    (d) Amendment to Fund Accounting, Dividend Disbursing & Transfer Agent Administration Agreement Incorporated by reference - Incorporated by reference; filed 6/2/95
    (e) Amendment to Fund Accounting, Dividend Disbursing & Transfer Agent Administration Agreement Incorporated by reference; Enclosed Exhibit 9
(10) Opinion and Consent of Counsel - Incorporated by reference; filed 5/29/97 with 24f-2 notices; Enclosed Exhibit 10 for The Carolinas Fund.
(11) Consent of Auditors - Incorporated by reference; filed on 7/31/97
(12) Not Applicable
(13) Not Applicable
(14) Not Applicable
(15) (a) Plan of Distribution under Rule 12b-1 for Capital Value Fund - Incorporated by reference; filed on 8/1/95
     (b) Plan of Distribution under Rule 12b-1 for Investek Fixed Income Trust - Incorporated by reference; filed on 7/12/96
     (c) Plan of Distribution under Rule 12b-1 for ZSA Social Conscience Fund - Incorporated by reference; filed on 4/26/94
     (d) Plan of Distribution under Rule 12b-1 for ZSA Asset Allocation Fund - Incorporated by reference; filed on 7/29/94
     (e) Plan of Distribution under Rule 12b-1 for The Brown Capital Management Equity Fund - Incorporated by reference; filed 6/2/95
     (f) Plan of Distribution under Rule 12b-1 for The Brown Capital Management Balanced Fund - Incorporated by reference; filed 6/2/95
     (g) Plan of Distribution under Rule 12b-1 for The Brown Capital Management Small Company Fund - Incorporated by reference; filed 6/2/95
     (h) Plan  of  Distribution  under  Rule 12b-1  for WST Growth & Income Fund
         - Incorporated by reference; filed on 7/24/97
     (i) Plan of Distribution under Rule 12b-1 for  The CarolinasFund - Enclosed
         Exhibit 15
(16) Computation of Performance - Incorporated by reference; filed on 7/31/97
(17) (a) Copies of Powers of Attorney - Incorporated by reference; filed on 10/29/90 and on 4/26/94
     (b) Financial Data Schedules - Incorporated by reference; filed on 7/31/97
(18) Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act - Enclosed Exhibit 18

ITEM 25.     Persons Controlled by or Under Common Control with Registrant

             No person is controlled by or under common control with Registrant.

ITEM 26.     Number of Record Holders of Securities

             As of March 31, 1998, the number of record holders of each class of securities of Registrant was as follows:
                                                                    Number of
 Title of Class                                                   Record Holders

 Capital Value Fund.....................................................  240
 Investek Fixed Income Trust............................................   73
 ZSA Asset Allocation Fund..............................................   97
 The Brown Capital Management Equity Fund - Institutional Shares........  119
 The Brown Capital Management Balanced Fund - Institutional Shares......   55
 The Brown Capital Management Small Company Fund - Institutional Shares.  191
 WST Growth & Income Fund - Institutional Shares........................   86
 WST Growth & Income Fund - Investor Shares.............................   57




ITEM 27.     Indemnification

             Reference is hereby made to the following sections of the following documents filed or included by reference as exhibits hereto:

             Article VIII, Sections 8.4 through 8.6 of the Registrant's Declaration of Trust, Section 8(b), Section 8(b) of the Registrant's Investment Advisory Agreements, Section 8(b) of the Registrant's Administration Agreement, and Section (6) of the Registrant's Distribution Agreements.

             The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 28.     Business and other Connections of Investment Advisor

             See the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the Investment Advisors of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisors is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisors currently serve as investment advisors to numerous institutional and individual clients.

ITEM 29.     Principal Underwriter

       (a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Growth Fund, The Chesapeake Fund, Capital Value Fund, ZSA Asset Allocation Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, GrandView Realty Growth Fund, GrandView S&P REIT Index Fund, and The CarolinasFund.

       (b)

  Name and Principal  Position(s) and Offices  Position(s) and Offices
   Business Address      with Underwriter         with Registrant

  Richard K. Bryant   President          Trustee and officer of Trust; President
  17 Glenwood Ave.                       of Capital Value Fund; no position with
  Raleigh, NC                            other series of Trust

  E.O. Edgerton, Jr.  Vice President     Vice  President of  Capital Value Fund;
  17 Glenwood Ave.                       no position with other series of Trust
  Raleigh, NC

       (c)   Not applicable

ITEM 30.     Location of Accounts and Records

             All account books and records not normally held by First Union National Bank of North Carolina, the Custodian to the Registrant, are held by the Registrant, in the offices of The Nottingham Company, Fund Accountant and Administrator, NC Shareholder Services, Transfer Agent to the Registrant, or by the Advisor to the Registrant.

             The address of The Nottingham Company is 105 North Washington Street, P.O. Drawer 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of First Union National Bank of North Carolina is Two First Union Center, Charlotte, North Carolina 28288-1151. The address of Capital Investment Counsel, Inc., Advisor to the Capital Value Fund, is Glenwood Avenue, Raleigh, North Carolina 27622. The address of Investek Capital Management, Inc., Advisor to Investek Fixed Income Trust, is 317 East Capitol Street, Jackson, Mississippi 39207. The address of Zaske, Sarafa, & Associates, Inc., Advisor to the ZSA Asset Allocation Fund, is 355 South Woodard Avenue, Birmingham, Michigan 48009. The address of Brown Capital Management, Inc., Advisor to The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund and The Brown Capital Management Small Company Fund, is 809 Catherdral Street, Baltimore, Maryland 21201. The address of Wilbanks, Smith & Thomas Asset Management, Inc., Advisor to the WST Growth & Income Fund, is One Commercial Place, Suite 1450, Norfolk, Virginia 23510. The address of Morehead Captital Advisors LLC, Advisor to The CarolinasFund, is 1712 East Boulevard, Charlotte, North Carolina 28203.

ITEM 31.     Management Services

             The substantive provisions of the Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement, as amended, between the Registrant and The Nottingham Company are discussed in Part B hereof.

ITEM 32.     Undertakings

             The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement, containing Financial Statements of The CarolinasFund that need not be certified, within four to six months following the effective date of this Registration Statement.

             Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on the 20th day of April, 1998.

THE NOTTINGHAM INVESTMENT TRUST II


By: /s/ C. FRANK WATSON III
    _______________________
      C. Frank Watson III
      Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



__________________________*                              Trustee
Jack E. Brinson

__________________________*                              Trustee
Eddie C. Brown

__________________________*                              Trustee
Richard K. Bryant

__________________________*                              Trustee
Thomas W. Steed, III

__________________________*                              Trustee
J. Buckley Strandberg


* By:/s/ C. FRANK WATSON III             Dated: April 20, 1998
     _______________________
      C. Frank Watson III
      Attorney-in-Fact

                       THE NOTTINGHAM INVESTMENT TRUST II
                                  EXHIBIT INDEX


EXHIBIT NUMBER            DESCRIPTION

EXHIBIT 5                 INVESTMENT ADVISORY AGREEMENT

EXHIBIT 6                 DISTRIBUTION AGREEMENT

EXHIBIT 9 AMENDMENT TO FUND ACCOUNTING, DIVIDEND DISBURSING & TRANSER AGENT ADMINISTRATION AGREEMENT

EXHIBIT 10                OPINION AND CONSENT OF COUNSEL

EXHIBIT 15                PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1

EXHIBIT 18                AMENDED AND RESTATED PLAN PURSUANT TO RULE 18F-3